Net gain (loss) on financial instruments measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Net gain (loss) on financial instruments measured at fair value through profit or loss [Abstract]
Net gain (loss) on financial instruments measured at fair value through profit or loss
38.	Net gain (loss) on financial instruments measured at fair value through profit or loss
Net gain (loss) on financial instruments measured at fair value through profit or loss for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Net gain (loss) on due from banks measured at FVTPL
Gain (loss) on valuation	~~W~~	(10,600)	3,964	(711)

Net gain (loss) on loans measured at FVTPL
Loss on valuation		(35,653)	(6,562)	(2,755)
Gain on sale		14,062	36,774	90,227

		(21,591)	30,212	87,472

Net gain (loss) on securities measured at FVTPL
Debt securities
Gain (loss) on valuation		(677,327)	755,501	663,877
Gain (loss) on sale		(244,263)	197,148	(39,354)
Other gains		590,933	624,282	803,645

		(330,657)	1,576,931	1,428,168

Equity securities
Gain (loss) on valuation		(337,302)	540,188	161,316
Gain (loss) on sale		(284,267)	428,947	485,566

		(621,569)	969,135	646,882

Other
Gain on valuation		2,089	11,635	36,688

		(950,137)	2,557,701	2,111,738

Net gain (loss) on financial liabilities measured at FVTPL
Debt securities
Gain (loss) on valuation		41,316	(60,144)	(3,593)
Gain (loss) on disposal		53,066	(88,398)	(249,398)

		94,382	(148,542)	(252,991)

Other
Loss on valuation		(38,996)	(60,565)	(173,058)
Gain on disposal		2,726	1,606	2,930

		(36,270)	(58,959)	(170,128)

		58,112	(207,501)	(423,119)

Derivatives:
Gain (loss) on valuation		(702,735)	292,483	82,184
Gain (loss) on transaction		466,118	(183,233)	(646,793)

		(236,617)	109,250	(564,609)

	~~W~~	(1,160,833)	2,493,626	1,210,771